Financial Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	$ 227,632	$ 234,935	$ 276,913
Fair Value on Recurring Basis
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	227,632	234,935	276,913
Fair Value on Recurring Basis | Obligations of U.S. Government agencies
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	14,075	13,390	13,467
Fair Value on Recurring Basis | SBA Pool securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	84,426	86,035	82,751
Fair Value on Recurring Basis | Agency mortgage-backed securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	30,487	35,254	31,714
Fair Value on Recurring Basis | Agency CMO securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	43,292	41,378	61,936
Fair Value on Recurring Basis | Non agency CMO securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	1,037	1,306	2,199
Fair Value on Recurring Basis | State and political subdivisions
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	53,391	56,342	83,217
Fair Value on Recurring Basis | Pooled trust preferred securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	748	749	759
Fair Value on Recurring Basis | FNMA and FHLMC preferred stock
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	176	481	276
Fair Value on Recurring Basis | Corporate securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale			594
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value on Recurring Basis
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value on Recurring Basis | Obligations of U.S. Government agencies
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value on Recurring Basis | SBA Pool securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value on Recurring Basis | Agency mortgage-backed securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value on Recurring Basis | Agency CMO securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value on Recurring Basis | Non agency CMO securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value on Recurring Basis | State and political subdivisions
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value on Recurring Basis | Pooled trust preferred securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value on Recurring Basis | FNMA and FHLMC preferred stock
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value on Recurring Basis | Corporate securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale			0
Significant Other Observable Inputs (Level 2) | Fair Value on Recurring Basis
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	227,632	234,935	276,913
Significant Other Observable Inputs (Level 2) | Fair Value on Recurring Basis | Obligations of U.S. Government agencies
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	14,075	13,390	13,467
Significant Other Observable Inputs (Level 2) | Fair Value on Recurring Basis | SBA Pool securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	84,426	86,035	82,751
Significant Other Observable Inputs (Level 2) | Fair Value on Recurring Basis | Agency mortgage-backed securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	30,487	35,254	31,714
Significant Other Observable Inputs (Level 2) | Fair Value on Recurring Basis | Agency CMO securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	43,292	41,378	61,936
Significant Other Observable Inputs (Level 2) | Fair Value on Recurring Basis | Non agency CMO securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	1,037	1,306	2,199
Significant Other Observable Inputs (Level 2) | Fair Value on Recurring Basis | State and political subdivisions
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	53,391	56,342	83,217
Significant Other Observable Inputs (Level 2) | Fair Value on Recurring Basis | Pooled trust preferred securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	748	749	759
Significant Other Observable Inputs (Level 2) | Fair Value on Recurring Basis | FNMA and FHLMC preferred stock
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	176	481	276
Significant Other Observable Inputs (Level 2) | Fair Value on Recurring Basis | Corporate securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale			594
Significant UnObservable Inputs (Level 3) | Fair Value on Recurring Basis
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Significant UnObservable Inputs (Level 3) | Fair Value on Recurring Basis | Obligations of U.S. Government agencies
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Significant UnObservable Inputs (Level 3) | Fair Value on Recurring Basis | SBA Pool securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Significant UnObservable Inputs (Level 3) | Fair Value on Recurring Basis | Agency mortgage-backed securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Significant UnObservable Inputs (Level 3) | Fair Value on Recurring Basis | Agency CMO securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Significant UnObservable Inputs (Level 3) | Fair Value on Recurring Basis | Non agency CMO securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Significant UnObservable Inputs (Level 3) | Fair Value on Recurring Basis | State and political subdivisions
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Significant UnObservable Inputs (Level 3) | Fair Value on Recurring Basis | Pooled trust preferred securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Significant UnObservable Inputs (Level 3) | Fair Value on Recurring Basis | FNMA and FHLMC preferred stock
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale	0	0	0
Significant UnObservable Inputs (Level 3) | Fair Value on Recurring Basis | Corporate securities
Assets and Liabilities At Fair Value On Recurring Basis [Line Items]
Total securities available for sale			$ 0